Shareholder Fees - FidelityFactorETFs-ComboPRO	Nov. 29, 2022 USD ($)
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none